Marketable securities and other investments	12 Months Ended
Mar. 31, 2014
Marketable securities and other investments

7.    Marketable securities and other investments:

Marketable securities and other investments include available-for-sale securities composed of equity securities and debt securities and held-to-maturity debt securities. The aggregate carrying amounts, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale and held-to-maturity securities at March 31, 2013 and 2014 are as follows:

	March 31, 2013
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥120,406	¥111,537	¥1,863	¥230,080
Debt securities	47,721	1,256	481	48,496
Held-to-maturity:
Commercial paper*	69,989	—	—	69,989
Other debt securities	4,662	33	—	4,695

Total	¥242,778	¥112,826	¥2,344	¥353,260

*	Commercial paper is considered “Cash and cash equivalents” totaling ¥69,989 million.

	March 31, 2014
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
	Millions of yen
Available-for-sale:
Equity securities	¥134,819	¥128,150	¥376	¥262,593
Debt securities	55,650	1,541	202	56,989
Held-to-maturity:
Commercial paper*	2,212	—	—	2,212
Other debt securities	3,933	24	—	3,957

Total	¥196,614	¥129,715	¥578	¥325,751

*	Commercial paper is considered “Cash and cash equivalents” totaling ¥2,212 million.

Gross unrealized holding losses and the fair value of available-for-sale securities and held-to-maturity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2013 and 2014 are as follows:

	March 31, 2013
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥4,524	¥1,162	¥2,440	¥701
Debt securities	4,852	231	865	250
Held-to-maturity:
Debt securities	—	—	—	—

	March 31, 2014
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
	Millions of yen
Available-for-sale:
Equity securities	¥7,433	¥269	¥946	¥107
Debt securities	996	54	649	148
Held-to-maturity:
Debt securities	—	—	—	—

In the ordinary course of business, NTT Group maintains long-term investment equity securities accounted for under the cost method, which are included in “Marketable securities and other investments.” The total carrying amounts of those securities were ¥80,534 million and ¥88,467 million at March 31, 2013 and 2014, respectively. NTT Group did not evaluate fair values of investment securities with an aggregate carrying amount of ¥77,376 million and ¥86,242 million of these securities for impairment at March 31, 2013 and 2014, respectively, because it is not practicable to evaluate fair value and there are no events or changes in circumstances that have material effects on the fair value.

Proceeds, gross realized gains and losses from sales of available-for-sale securities for each of the three years in the period ended March 31, 2014 are as follows:

	2012	2013	2014
	Millions of yen
Proceeds	¥9,995	¥4,433	¥4,074
Gross realized gain	5,559	2,264	2,345
Gross realized loss	532	37	49

Maturities of debt securities classified as held-to-maturity at March 31, 2013 and 2014 are as follows.

	March 31, 2013		March 31, 2014
	Carrying Amount	Fair value	Carrying Amount	Fair value
	Millions of yen
Due within 1 year	¥69,999	¥69,999	¥2,212	¥2,212
Due after 1 year through 5 years	3,217	3,238	2,519	2,531
Due after 5 years through 10 years	1,033	1,033	939	939
Due after 10 years	402	414	475	487

Total	¥74,651	¥74,684	¥6,145	¥6,169